CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,028)	$ (5,198)	[1]
Other comprehensive loss:
Foreign currency translation adjustments	135	(37)
Change in unrealized loss on hedging instruments, net	(2,397)	(135)
Less - reclassification adjustments for net loss (gain) realized on hedging instruments, net	642	(5)
Total other comprehensive loss	(1,620)	(177)
Comprehensive loss	$ (3,648)	$ (5,375)	[1]

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.